Analysis of operating revenues and segmental analysis - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 7,697.4	€ 7,151.0	€ 6,647.8
UK
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,715.3	1,644.7	1,690.3
ITALY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,440.8	1,358.7	1,270.0
SPAIN
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	1,005.6	929.6	820.6
GERMANY
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	773.2	643.6	543.4
Ireland
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	529.8	500.6	739.0
Other European countries
Disclosure of geographical areas [line items]
Total operating revenues - continuing operations	€ 2,232.7	€ 2,073.8	€ 1,584.5